UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2018

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Unconstrained Bond Fund

Portfolio of Investments

January 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 20.8%
Industrial - 16.7%
Basic - 1.6%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	29	$30,087
Allegheny Technologies, Inc.
5.95%, 1/15/21		29	29,767
ArcelorMittal
5.50%, 8/05/20		150	159,057
7.00%, 3/01/41		204	259,060
7.25%, 10/15/39		120	154,796
Cleveland-Cliffs, Inc.
5.75%, 3/01/25 (a)		65	63,732
Constellium NV
6.625%, 3/01/25 (a)		250	262,798
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26 (a)		97	97,593
Eldorado Gold Corp.
6.125%, 12/15/20 (a)		13	12,790
Flex Acquisition Co., Inc.
6.875%, 1/15/25 (a)		16	16,464
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		49	49,657
5.125%, 5/15/24 (a)		127	129,248
Foresight Energy LLC/Foresight Energy Finance Corp.
11.50%, 4/01/23 (a)(b)		11	9,618
Freeport-McMoRan, Inc.
2.375%, 3/15/18		149	148,924
3.55%, 3/01/22		469	464,375
Graphic Packaging International LLC
4.75%, 4/15/21		60	61,938
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		94	98,836
Hexion, Inc.
6.625%, 4/15/20		87	79,319
Huntsman International LLC
4.875%, 11/15/20		100	103,905
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		209	236,845
Lecta SA
6.50%, 8/01/23 (a)	EUR	104	134,988
Momentive Performance Materials, Inc.
3.88%, 10/24/21	U.S.$	650	678,318
8.875%, 10/15/20 (b)(c)(d)(e)		650	0
Multi-Color Corp.
4.875%, 11/01/25 (a)		57	57,183
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		12	12,314
Novelis Corp.
6.25%, 8/15/24 (a)		50	52,418

	Principal Amount (000)		U.S. $ Value
Peabody Energy Corp.
6.00%, 11/15/18 (b)(c)(d)(f)	U.S.$	396	$0
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)		86	89,234
PQ Corp.
5.75%, 12/15/25 (a)		17	17,547
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		176	181,039
7.00%, 7/15/24 (a)		87	92,402
Sealed Air Corp.
6.875%, 7/15/33 (a)		442	510,419
Steel Dynamics, Inc.
5.125%, 10/01/21		90	92,204
Teck Resources Ltd.
5.40%, 2/01/43		213	218,578
8.50%, 6/01/24 (a)		22	24,809
United States Steel Corp.
8.375%, 7/01/21 (a)		106	114,352
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		86	89,990

			4,834,604

Capital Goods - 0.6%
Apex Tool Group LLC
7.00%, 2/01/21 (a)		70	69,577
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (a)	EUR	280	381,769
Bombardier, Inc.
5.75%, 3/15/22 (a)	U.S.$	447	448,211
6.00%, 10/15/22 (a)		59	59,018
6.125%, 1/15/23 (a)		11	11,122
8.75%, 12/01/21 (a)		24	26,755
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		32	33,615
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		40	40,950
GFL Environmental, Inc.
5.625%, 5/01/22 (a)		29	30,101
9.875%, 2/01/21 (a)		86	90,732
Jeld-Wen, Inc.
4.625%, 12/15/25 (a)		13	13,019
4.875%, 12/15/27 (a)		17	17,036
RBS Global, Inc./Rexnord LLC
4.875%, 12/15/25 (a)		132	133,580
TransDigm, Inc.
6.00%, 7/15/22		234	239,991
6.50%, 7/15/24		67	68,850
Triumph Group, Inc.
5.25%, 6/01/22		20	19,699

	Principal Amount (000)		U.S. $ Value
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	U.S.$	91	$92,573

			1,776,598

Communications - Media - 2.4%
Altice Financing SA
6.625%, 2/15/23 (a)		420	426,300
Altice Luxembourg SA
7.75%, 5/15/22 (a)		240	230,675
Altice US Finance I Corp.
5.375%, 7/15/23 (a)		200	204,954
AMC Networks, Inc.
5.00%, 4/01/24		21	21,269
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		218	214,457
5.00%, 2/01/28 (a)		285	275,367
5.125%, 2/15/23		244	248,288
5.75%, 2/15/26 (a)		24	24,879
5.875%, 5/01/27 (a)		91	93,751
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.75%, 7/15/25 (a)		204	222,434
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		41	41,966
Series B
6.50%, 11/15/22		353	363,077
7.625%, 3/15/20		34	33,739
CSC Holdings LLC
5.25%, 6/01/24		195	190,050
5.375%, 2/01/28 (a)		298	297,252
6.75%, 11/15/21		116	124,310
10.875%, 10/15/25 (a)		173	206,135
DISH DBS Corp.
5.875%, 7/15/22		520	518,548
6.75%, 6/01/21		173	181,186
7.75%, 7/01/26		7	7,206
iHeartCommunications, Inc.
9.00%, 12/15/19-3/01/21 (f)		571	424,167
Liberty Interactive LLC
8.25%, 2/01/30		11	12,103
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)		385	378,270
Meredith Corp.
6.875%, 2/01/26 (a)		89	91,183
Netflix, Inc.
4.375%, 11/15/26		77	75,333
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		43	41,959
6.875%, 2/15/23 (a)		32	32,236
SFR Group SA
6.00%, 5/15/22 (a)		200	195,702

	Principal Amount (000)		U.S. $ Value
7.375%, 5/01/26 (a)	U.S.$	450	$443,345
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		76	78,209
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		185	184,474
4.625%, 5/15/23 (a)		13	13,159
6.00%, 7/15/24 (a)		85	88,961
TEGNA, Inc.
6.375%, 10/15/23		247	258,653
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		119	114,700
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		184	181,652
Urban One, Inc.
7.375%, 4/15/22 (a)		37	37,879
9.25%, 2/15/20 (a)		155	150,689
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (a)	GBP	100	145,572
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (a)		166	240,054
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)	U.S.$	220	218,439

			7,332,582

Communications - Telecommunications - 1.8%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		60	61,098
Series T
5.80%, 3/15/22		464	452,812
Cincinnati Bell, Inc.
7.00%, 7/15/24 (a)		12	11,579
Consolidated Communications, Inc.
6.50%, 10/01/22		11	9,876
Embarq Corp.
7.995%, 6/01/36		105	101,971
Frontier Communications Corp.
6.25%, 9/15/21		376	306,219
7.125%, 1/15/23		70	47,610
7.625%, 4/15/24		630	415,467
8.75%, 4/15/22		134	103,903
10.50%, 9/15/22		55	45,419
GTT Communications, Inc.
7.875%, 12/31/24 (a)(b)		16	17,191
Intelsat Jackson Holdings SA
5.50%, 8/01/23		88	68,899
7.25%, 10/15/20		93	81,182
7.50%, 4/01/21		335	285,366
9.50%, 9/30/22 (a)		239	273,853
9.75%, 7/15/25 (a)		129	118,829
Level 3 Financing, Inc.
5.25%, 3/15/26		24	23,514
5.375%, 8/15/22		195	197,609

	Principal Amount (000)		U.S. $ Value
Qwest Corp.
6.75%, 12/01/21	U.S.$	67	$71,658
SoftBank Group Corp.
4.50%, 4/15/20, TBA (a)		200	203,333
Sprint Capital Corp.
6.875%, 11/15/28		74	76,444
8.75%, 3/15/32		39	45,988
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		521	556,168
Sprint Corp.
7.875%, 9/15/23		252	266,559
T-Mobile USA, Inc.
4.50%, 2/01/26		290	291,254
6.00%, 4/15/24		128	135,906
6.375%, 3/01/25		153	162,751
6.836%, 4/28/23		310	323,631
Telecom Italia Capital SA
7.20%, 7/18/36		313	388,942
Wind Tre SpA
5.00%, 1/20/26 (a)		200	181,797
Windstream Services LLC/Windstream Finance Corp.
6.375%, 8/01/23		193	113,382
8.75%, 12/15/24 (a)		48	33,854
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		206	215,251

			5,689,315

Consumer Cyclical - Automotive - 0.4%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		200	198,711
BCD Acquisition, Inc.
9.625%, 9/15/23 (g)		154	168,639
Dana Financing Luxembourg SARL
6.50%, 6/01/26 (a)		89	95,805
Exide Technologies
7.00%, 4/30/25 (b)(g)(h)(i)		260	171,755
11.00%, 4/30/22 (b)(g)(i)		114	101,459
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23		152	155,824
Meritor, Inc.
6.25%, 2/15/24		70	73,438
Navistar International Corp.
6.625%, 11/01/25 (a)		151	158,257
Tesla, Inc.
5.30%, 8/15/25 (a)(b)		23	21,877
Titan International, Inc.
6.50%, 11/30/23 (a)		118	122,598

			1,268,363

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26		26	25,280

	Principal Amount (000)		U.S. $ Value
Constellation Merger Sub, Inc.
8.50%, 9/15/25 (a)(b)	U.S.$	10	$9,785
National CineMedia LLC
5.75%, 8/15/26		17	15,997
NCL Corp., Ltd.
4.75%, 12/15/21 (a)		90	92,840
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		84	90,386
VOC Escrow Ltd.
5.00%, 2/15/28 (a)		163	162,918

			397,206

Consumer Cyclical - Other - 1.4%
Beazer Homes USA, Inc.
8.75%, 3/15/22		297	325,087
CalAtlantic Group, Inc.
5.875%, 11/15/24		302	329,478
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (a)(b)	EUR	100	123,242
Diamond Resorts International, Inc.
10.75%, 9/01/24 (a)(b)	U.S.$	115	127,156
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (a)		189	193,071
Jacobs Entertainment, Inc.
7.875%, 2/01/24 (a)(b)		9	9,795
K. Hovnanian Enterprises, Inc.
10.00%, 7/15/22 (a)		108	118,164
10.50%, 7/15/24 (a)		108	121,055
Lennar Corp.
4.50%, 6/15/19		265	269,815
MDC Holdings, Inc.
6.00%, 1/15/43		361	354,330
Meritage Homes Corp.
7.00%, 4/01/22		340	383,345
MGM Resorts International
6.75%, 10/01/20		227	244,282
Mohegan Gaming & Entertainment
7.875%, 10/15/24 (a)(b)		13	13,359
PulteGroup, Inc.
5.00%, 1/15/27		129	133,900
6.00%, 2/15/35		9	9,397
7.875%, 6/15/32		220	272,931
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.125%, 8/15/21 (a)(b)		10	9,934
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		280	293,622
Scientific Games International, Inc.
7.00%, 1/01/22 (a)		70	73,899
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		414	427,375

	Principal Amount (000)		U.S. $ Value
Standard Industries, Inc./NJ
5.375%, 11/15/24 (a)	U.S.$	65	$67,442
5.50%, 2/15/23 (a)		180	187,584
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (a)		43	41,307
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)		165	173,245

			4,302,815

Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
8.75%, 10/01/25 (a)		25	26,641
IRB Holding Corp.
6.75%, 2/15/26 (a)		176	177,924

			204,565

Consumer Cyclical - Retailers - 0.5%
Dollar Tree, Inc.
5.75%, 3/01/23		60	62,696
FirstCash, Inc.
5.375%, 6/01/24 (a)		16	16,784
Group 1 Automotive, Inc.
5.00%, 6/01/22		154	158,839
Guitar Center, Inc.
6.50%, 4/15/19 (a)		14	13,691
JC Penney Corp., Inc.
5.875%, 7/01/23 (a)		31	29,811
L Brands, Inc.
5.25%, 2/01/28		203	200,650
6.95%, 3/01/33		260	258,786
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)		191	121,524
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(i)		155	91,855
Penske Automotive Group, Inc.
3.75%, 8/15/20		130	130,355
PetSmart, Inc.
7.125%, 3/15/23 (a)		67	42,043
PVH Corp.
3.125%, 12/15/27 (a)	EUR	110	137,713
Rite Aid Corp.
6.75%, 6/15/21	U.S.$	31	31,611
Sonic Automotive, Inc.
5.00%, 5/15/23		139	136,020
6.125%, 3/15/27		48	47,965
Staples, Inc.
8.50%, 9/15/25 (a)(b)		13	12,547

			1,492,890

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 2.5%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	U.S.$	71	$72,113
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		160	152,708
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%, 6/15/24		258	245,116
AMAG Pharmaceuticals, Inc.
7.875%, 9/01/23 (a)		7	6,771
Avantor, Inc.
9.00%, 10/01/25 (a)		46	45,543
Aveta, Inc.
10.50%, 3/01/21 (a)(b)(c)		1,062	0
Avon Products, Inc.
6.60%, 3/15/20		30	29,344
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26 (a)		25	24,991
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)(b)		13	13,797
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		66	61,900
6.875%, 2/01/22		188	133,715
7.125%, 7/15/20		359	313,454
DaVita, Inc.
5.00%, 5/01/25		130	129,530
5.75%, 8/15/22		32	32,930
Dean Foods Co.
6.50%, 3/15/23 (a)		17	16,931
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (a)(i)		149	151,876
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		498	390,332
Endo Finance LLC
5.75%, 1/15/22 (a)		18	15,255
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (a)		40	31,242
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		46	45,872
5.625%, 7/15/22		170	172,833
Fresh Market, Inc. (The)
9.75%, 5/01/23 (a)(b)		13	9,100
Greatbatch Ltd.
9.125%, 11/01/23, TBA (a)(b)		9	9,791
HCA Healthcare, Inc.
6.25%, 2/15/21		88	93,749
HCA, Inc.
4.75%, 5/01/23		170	176,450
5.875%, 3/15/22		655	703,678
6.50%, 2/15/20		230	245,208
7.58%, 9/15/25		65	73,322
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		461	477,676

	Principal Amount (000)		U.S. $ Value
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23 (a)(b)	U.S.$	8	$7,862
LifePoint Health, Inc.
5.375%, 5/01/24		41	39,706
5.50%, 12/01/21		62	63,185
5.875%, 12/01/23		197	197,574
Mallinckrodt International Finance SA
4.75%, 4/15/23		113	93,547
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		105	102,293
5.50%, 4/15/25 (a)		278	228,977
5.625%, 10/15/23 (a)		20	17,105
MEDNAX, Inc.
5.25%, 12/01/23 (a)		185	189,184
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625%, 5/15/22 (a)		79	78,906
Post Holdings, Inc.
5.625%, 1/15/28 (a)		50	49,904
5.75%, 3/01/27 (a)		190	190,302
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)		134	141,079
Spectrum Brands, Inc.
6.625%, 11/15/22		90	93,535
Tenet Healthcare Corp.
4.50%, 4/01/21		313	314,741
6.00%, 10/01/20		148	155,359
6.75%, 6/15/23		227	223,843
8.125%, 4/01/22		130	134,237
Valeant Pharmaceuticals International
6.75%, 8/15/21 (a)		76	75,217
7.25%, 7/15/22 (a)		11	10,899
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (a)		188	187,230
5.50%, 3/01/23-11/01/25 (a)		332	311,909
5.625%, 12/01/21 (a)		577	555,970
5.875%, 5/15/23 (a)		85	76,925
7.50%, 7/15/21 (a)		72	72,367
Vizient, Inc.
10.375%, 3/01/24 (a)		85	95,918

			7,583,001

Energy - 2.9%
American Midstream Partners LP/American Midstream Finance Corp.
8.50%, 12/15/21 (a)(b)		10	10,329
Antero Resources Corp.
5.00%, 3/01/25		65	66,602
5.125%, 12/01/22		97	99,027
5.625%, 6/01/23		154	159,518
Bill Barrett Corp.
7.00%, 10/15/22		138	140,415

	Principal Amount (000)		U.S. $ Value
8.75%, 6/15/25	U.S.$	2	$2,197
Calfrac Holdings LP
7.50%, 12/01/20 (a)		13	13,016
California Resources Corp.
5.50%, 9/15/21		45	38,756
6.00%, 11/15/24		51	37,549
8.00%, 12/15/22 (a)		266	224,105
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		73	75,393
8.25%, 7/15/25		19	20,867
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		172	185,328
7.00%, 6/30/24		180	204,321
Cheniere Energy Partners LP
5.25%, 10/01/25 (a)		82	83,422
Cheniere Energy, Inc.
4.875%, 5/28/21 (a)(b)(h)(i)		62	58,781
Chesapeake Energy Corp.
4.875%, 4/15/22		35	33,437
6.125%, 2/15/21		299	307,318
8.00%, 6/15/27 (a)		170	168,780
Continental Resources, Inc./OK
5.00%, 9/15/22		85	86,281
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)		16	16,902
Denbury Resources, Inc.
3.50%, 3/31/24 (a)(b)(h)		20	23,045
9.00%, 5/15/21 (a)		77	78,949
9.25%, 3/31/22 (a)		96	98,689
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		154	117,810
5.70%, 10/15/39		212	183,366
7.875%, 8/15/25		23	24,377
Energy Transfer Equity LP
5.875%, 1/15/24		310	335,190
Ensco PLC
4.50%, 10/01/24		138	118,447
5.20%, 3/15/25		138	120,477
7.75%, 2/01/26		70	69,863
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		33	24,173
8.00%, 2/15/25 (a)		150	118,245
9.375%, 5/01/20		34	32,376
9.375%, 5/01/24 (a)		69	58,478
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		103	101,158
6.25%, 5/15/26		69	68,907
6.50%, 10/01/25 (b)		8	8,135
6.75%, 8/01/22		22	22,895
Golden Energy Offshore Services AS
5.00%, 2/15/18 (b)(g)	NOK	7,579	442,412
Gulfport Energy Corp.
6.00%, 10/15/24	U.S.$	70	70,602

	Principal Amount (000)		U.S. $ Value
6.375%, 5/15/25	U.S.$	72	$73,421
6.375%, 1/15/26 (a)		83	84,243
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		196	199,720
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		15	15,099
Murphy Oil USA, Inc.
5.625%, 5/01/27		5	5,165
Nabors Industries, Inc.
4.625%, 9/15/21		82	80,036
5.00%, 9/15/20		20	20,302
5.50%, 1/15/23		183	183,335
Noble Holding International Ltd.
5.25%, 3/15/42		70	46,288
6.20%, 8/01/40		63	44,573
7.70%, 4/01/25 (j)		139	124,815
7.75%, 1/15/24		143	132,363
Oasis Petroleum, Inc.
6.875%, 3/15/22		122	126,187
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 6/15/25		31	32,719
PDC Energy, Inc.
5.75%, 5/15/26 (a)		77	78,642
Precision Drilling Corp.
7.125%, 1/15/26 (a)		75	77,887
QEP Resources, Inc.
5.25%, 5/01/23		202	206,560
5.625%, 3/01/26		65	66,710
Range Resources Corp.
4.875%, 5/15/25		132	127,885
5.00%, 8/15/22-3/15/23		204	205,076
5.875%, 7/01/22		6	6,275
Rowan Cos., Inc.
7.375%, 6/15/25		240	246,114
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.125%, 11/01/20 (a)		61	50,020
Sanchez Energy Corp.
6.125%, 1/15/23		281	245,524
7.75%, 6/15/21		10	9,838
SandRidge Energy, Inc.
8.125%, 10/15/22 (b)(c)(d)(f)		665	0
SemGroup Corp.
6.375%, 3/15/25 (a)		35	35,127
7.25%, 3/15/26 (a)		88	91,130
SM Energy Co.
5.00%, 1/15/24		35	34,652
6.125%, 11/15/22		71	73,592
6.50%, 11/15/21-1/01/23		194	197,923
SRC Energy, Inc.
6.25%, 12/01/25 (a)		49	50,596
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26 (a)		154	157,004
5.875%, 3/15/28 (a)		116	118,481

	Principal Amount (000)		U.S. $ Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, 11/15/19	U.S.$	96	$96,659
Transocean, Inc.
5.80%, 10/15/22		100	101,125
6.80%, 3/15/38		261	223,481
7.50%, 1/15/26 (a)		39	40,748
9.00%, 7/15/23 (a)		279	305,876
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (a)		94	94,542
Weatherford International Ltd.
5.875%, 7/01/21 (h)		77	80,254
7.75%, 6/15/21		232	245,566
9.875%, 2/15/24		34	37,022
Whiting Petroleum Corp.
5.75%, 3/15/21		67	69,373
6.25%, 4/01/23		20	20,584
6.625%, 1/15/26 (a)		172	175,788
WPX Energy, Inc.
7.50%, 8/01/20		100	108,510

			8,996,768

Other Industrial - 0.3%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)		145	149,931
Belden, Inc.
5.50%, 4/15/23 (a)	EUR	100	128,512
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	U.S.$	294	301,402
H&E Equipment Services, Inc.
5.625%, 9/01/25 (a)		27	27,994
Laureate Education, Inc.
8.25%, 5/01/25 (a)		210	225,534
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	100	150,017

			983,390

Services - 0.6%
ACE Cash Express, Inc.
12.00%, 12/15/22 (a)	U.S.$	10	11,002
APTIM Corp.
7.75%, 6/15/25 (a)		75	69,428
APX Group, Inc.
8.75%, 12/01/20		450	457,801
Aramark Services, Inc.
5.00%, 2/01/28 (a)		108	109,717
GEO Group, Inc. (The)
5.875%, 1/15/22		94	96,758
6.00%, 4/15/26		94	95,936
iPayment, Inc.
10.75%, 4/15/24 (g)		100	112,732
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		28	28,356

	Principal Amount (000)		U.S. $ Value
Monitronics International, Inc.
9.125%, 4/01/20	U.S.$	35	$30,660
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		135	137,178
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		346	382,517
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		66	66,684
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)		207	193,007

			1,791,776

Technology - 1.1%
Ascend Learning LLC
6.875%, 8/01/25 (a)		18	18,718
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		655	657,083
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK), 10/15/19 (a)(i)		87	86,959
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/01/25 (a)(b)		13	13,229
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (a)		135	157,400
CURO Financial Technologies Corp.
12.00%, 3/01/22 (a)		108	119,828
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		62	64,215
7.125%, 6/15/24 (a)		234	254,221
EIG Investors Corp.
10.875%, 2/01/24 (b)		9	9,956
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)(b)		14	13,854
First Data Corp.
5.00%, 1/15/24 (a)		96	98,493
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho
10.00%, 11/30/24 (a)(b)		18	19,864
Harland Clarke Holdings Corp.
9.25%, 3/01/21 (a)		45	46,451
Infor US, Inc.
6.50%, 5/15/22		470	485,262
Ingram Micro, Inc.
5.45%, 12/15/24		21	20,751
NXP BV/NXP Funding LLC
4.125%, 6/01/21 (a)		200	204,636
Quintiles IMS, Inc.
3.25%, 3/15/25 (a)	EUR	213	270,031

	Principal Amount (000)		U.S. $ Value
Rackspace Hosting, Inc.
8.625%, 11/15/24 (a)(b)	U.S.$	32	$34,030
Riverbed Technology, Inc.
8.875%, 3/01/23 (a)		14	13,413
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		243	272,735
West Corp.
8.50%, 10/15/25 (a)		37	36,434
Western Digital Corp.
4.75%, 2/15/26		167	168,957
10.50%, 4/01/24		411	480,246

			3,546,766

Transportation - Services - 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		192	193,507
CEVA Group PLC
9.00%, 9/01/21 (a)		217	208,661
Herc Rentals, Inc.
7.50%, 6/01/22 (a)		72	77,460
7.75%, 6/01/24 (a)		134	146,694
Hertz Corp. (The)
5.50%, 10/15/24 (a)		64	57,301
5.875%, 10/15/20		24	24,041
7.375%, 1/15/21		271	271,533
Loxam SAS
4.25%, 4/15/24 (a)	EUR	100	132,868
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (a)	U.S.$	36	34,660
Rent-A-Center, Inc./TX
4.75%, 5/01/21		9	8,347
United Rentals North America, Inc.
5.50%, 5/15/27		184	192,931

			1,348,003

			51,548,642

Financial Institutions - 3.6%
Banking - 2.5%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (a)(k)	EUR	200	282,812
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	270	342,934
Banco Bilbao Vizcaya Argentaria SA
8.875%, 4/14/21 (a)(k)	EUR	200	298,313
Banco Santander SA
6.75%, 4/25/22 (a)(k)		200	288,417
Barclays PLC
8.00%, 12/15/20 (k)		200	287,118
Credit Agricole SA
6.50%, 6/23/21 (a)(k)		156	222,229

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group AG
6.25%, 12/18/24 (a)(k)	U.S.$	208	$224,397
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (k)		97	95,192
Intesa Sanpaolo SpA
7.75%, 1/11/27 (a)(k)	EUR	200	315,550
National Westminster Bank PLC
1.821% (EURIBOR 3 Month + 2.15%), 4/05/18 (k)(l)		200	246,710
Royal Bank of Scotland Group PLC
2.001% (EURIBOR 3 Month + 2.33%), 3/31/18 (a)(k)(l)		50	62,078
Series U
4.013% (LIBOR 3 Month + 2.32%), 9/30/27 (k)(l)	U.S.$	3,400	3,445,631
Societe Generale SA
6.75%, 4/07/21 (a)(k)	EUR	100	141,516
7.875%, 12/18/23 (a)(k)	U.S.$	200	226,000
Standard Chartered PLC
3.277% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(k)(l)		600	575,174
7.50%, 4/02/22 (a)(k)		335	361,817
SunTrust Banks, Inc.Series H
5.125%, 12/15/27 (k)		60	58,273
UBS Group AG
7.00%, 2/19/25 (a)(k)		200	226,040

			7,700,201

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
0.00%, 5/25/10 (b)(c)(m)		435	25,557
0.00%, 1/12/12 (b)(c)(m)		440	25,850
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		109	111,199

			162,606

Finance - 0.6%
ASP AMC Merger Sub, Inc.
8.00%, 5/15/25 (a)(b)		7	6,728
Enova International, Inc.
8.50%, 9/01/24 (a)		50	52,099
9.75%, 6/01/21		105	111,830
goeasy Ltd.
7.875%, 11/01/22 (a)		28	29,837
Lincoln Finance Ltd.
7.375%, 4/15/21 (a)		200	209,383
Navient Corp.
5.875%, 3/25/21		660	683,624
6.50%, 6/15/22		60	63,282
6.625%, 7/26/21		752	798,012

	Principal Amount (000)		U.S. $ Value
SLM Corp.
5.125%, 4/05/22	U.S.$	31	$32,103

			1,986,898

Insurance - 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25 (a)(b)		24	23,930
AssuredPartners, Inc.
7.00%, 8/15/25 (a)(b)		13	13,364
Genworth Holdings, Inc.
7.20%, 2/15/21		66	64,308
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		156	198,099
Polaris Intermediate Corp.
8.50%, 12/01/22 (a)(i)		256	266,509
USIS Merger Sub, Inc.
6.875%, 5/01/25 (a)(b)		16	16,481
WellCare Health Plans, Inc.
5.25%, 4/01/25		61	63,788

			646,479

Other Finance - 0.1%
Intrum Justitia AB
2.75%, 7/15/22 (a)	EUR	200	247,743
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (a)	U.S.$	12	12,378
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)		34	34,759
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.75%, 6/15/22 (a)		8	8,416

			303,296

REITS - 0.1%
Iron Mountain, Inc.
5.25%, 3/15/28 (a)		170	165,269
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		14	13,885
5.25%, 8/01/26		86	88,503
5.50%, 5/01/24		63	64,947
SBA Communications Corp.
4.00%, 10/01/22 (a)		41	40,442

			373,046

			11,172,526

Utility - 0.5%
Electric - 0.4%
Calpine Corp.
5.25%, 6/01/26 (a)		34	33,332
5.375%, 1/15/23		86	84,777
5.75%, 1/15/25		280	265,746

	Principal Amount (000)		U.S. $ Value
5.875%, 1/15/24 (a)	U.S.$	6	$6,131
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	164	210,920
Dynegy, Inc.
7.375%, 11/01/22	U.S.$	236	249,736
7.625%, 11/01/24		64	69,094
NRG Energy, Inc.
5.75%, 1/15/28 (a)		87	87,118
Talen Energy Supply LLC
6.50%, 6/01/25		152	126,575
10.50%, 1/15/26 (a)		83	83,626

			1,217,055

Natural Gas - 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		215	224,811

			1,441,866

Total Corporates - Non-Investment Grade (cost $62,958,127)			64,163,034

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9%
Risk Share Floating Rate - 6.1%
Bellemeade Re II Ltd.Series 2016-1A, Class M2B
8.061% (LIBOR 1 Month + 6.50%), 4/25/26 (g)(l)		1,837	1,873,797
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
5.561% (LIBOR 1 Month + 4.00%), 8/25/24 (l)		3,399	3,718,404
Series 2015-DNA1, Class B
10.761% (LIBOR 1 Month + 9.20%), 10/25/27 (l)		498	684,839
Series 2015-HQ1, Class B
12.311% (LIBOR 1 Month + 10.75%), 3/25/25 (l)		1,158	1,597,700
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 2M2
6.561% (LIBOR 1 Month + 5.00%), 11/25/24 (l)		1,124	1,268,538
Series 2015-C01, Class 1M2
5.861% (LIBOR 1 Month + 4.30%), 2/25/25 (l)		635	697,730
Series 2015-C02, Class 1M2
5.561% (LIBOR 1 Month + 4.00%), 5/25/25 (l)		759	831,713
Series 2015-C03, Class 1M2
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		583	661,853
Series 2015-C03, Class 2M2

	Principal Amount (000)		U.S. $ Value
6.561% (LIBOR 1 Month + 5.00%), 7/25/25 (l)	U.S.$	3,635	$4,023,006
Series 2015-C04, Class 1M2
7.261% (LIBOR 1 Month + 5.70%), 4/25/28 (l)		949	1,094,150
Series 2015-C04, Class 2M2
7.111% (LIBOR 1 Month + 5.55%), 4/25/28 (l)		1,413	1,590,800
Series 2016-C02, Class 1M2
7.561% (LIBOR 1 Month + 6.00%), 9/25/28 (l)		749	887,063

			18,929,593

Non-Agency Fixed Rate - 4.0%
Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35		835	816,656
Series 2005-86CB, Class A8
5.50%, 2/25/36		494	450,789
Series 2005-J14, Class A7
5.50%, 12/25/35		279	238,566
Series 2006-16CB, Class A6
6.00%, 6/25/36		1,698	1,435,798
Series 2006-24CB, Class A1
6.00%, 6/25/36		784	675,643
Series 2006-24CB, Class A11
5.75%, 6/25/36		437	369,822
Series 2006-32CB, Class A5
6.00%, 11/25/36		1,174	1,035,169
Series 2006-J1, Class 1A11
5.50%, 2/25/36		499	455,957
BCAP LLC Trust
Series 2009-RR10, Class 10A2
6.00%, 1/26/38 (a)		2,488	2,001,228
CitiMortgage Alternative Loan Trust
Series 2006-A4, Class 1A3
6.00%, 9/25/36		233	224,552
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-6, Class A1
6.00%, 4/25/36		478	419,834
Series 2006-9, Class A2
6.00%, 5/25/36		633	533,538
Series 2007-4, Class 1A39
6.00%, 5/25/37		362	295,528
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		502	446,817
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A45
6.00%, 8/25/37		1,383	1,213,137
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS, Class 2A5S
6.00%, 2/25/47		798	554,397
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.307%, 9/25/35		301	252,558

	Principal Amount (000)		U.S. $ Value
Wells Fargo Mortgage Backed Securities Trust
Series 2005-17, Class 2A1
5.50%, 1/25/36	U.S.$	369	$367,818
Series 2007-8, Class 2A6
6.00%, 7/25/37		207	208,408
Series 2007-10, Class 1A7
6.00%, 7/25/37		287	286,379

			12,282,594

Agency Fixed Rate - 1.2%
Federal National Mortgage Association REMICs
Series 2016-26, Class IO
5.00%, 5/25/46 (n)		2,771	572,110
Series 2016-33, Class NI
5.00%, 7/25/34 (n)		5,504	1,162,110
Government National Mortgage Association
Series 2016-47, Class IK
4.00%, 4/20/46 (n)		4,309	820,984
Series 2016-111, Class PI
3.50%, 6/20/45 (n)		7,877	1,219,327

			3,774,531

Non-Agency Floating Rate - 0.6%
Alternative Loan Trust
Series 2006-19CB, Class A3
6.00% (LIBOR 1 Month + 1.00%), 8/25/36 (l)		1,328	1,179,228
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.751% (LIBOR 1 Month + 0.19%), 12/25/36 (l)		543	336,707
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
3.132% (12MTA + 2.00%), 3/25/36 (l)		217	202,188

			1,718,123

Total Collateralized Mortgage Obligations (cost $35,542,657)			36,704,841

GOVERNMENTS - TREASURIES - 9.3%
Japan - 1.4%
Japan Government Ten Year Bond
Series 349
0.10%, 12/20/27	JPY	463,050	4,249,842

Malaysia - 1.3%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	1,300	345,149
Series 414
3.654%, 10/31/19		7,735	1,994,996
Series 511

	Principal Amount (000)		U.S. $ Value
3.58%, 9/28/18	MYR	6,710	$1,724,057

			4,064,202

United States - 6.5%
U.S. Treasury Bonds
2.50%, 5/15/46	U.S.$	405	370,765
3.75%, 11/15/43		2,372	2,728,030
U.S. Treasury Notes
1.50%, 12/31/18 (o)		5,743	5,721,663
1.625%, 5/15/26 (o)		12,185	11,206,392

			20,026,850

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	8,615	290,912

Total Governments - Treasuries (cost $29,166,638)			28,631,806

INFLATION-LINKED SECURITIES - 6.1%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	1,150	1,249,386

United States - 5.7%
U.S. Treasury Inflation Index
0.375%, 1/15/27 (TIPS) (o)	U.S.$	18,069	17,707,358

Total Inflation-Linked Securities (cost $18,891,115)			18,956,744

	Shares
INVESTMENT COMPANIES - 3.9%
Funds and Investment Trusts - 3.9%
SPDR S&P 500 ETF Trust (p) (cost $12,046,477)		42,540	11,992,026

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 2.4%
Financial Institutions - 1.2%
Banking - 0.7%
BNP Paribas SA
6.125%, 6/17/22 (a)(k)	EUR	200	289,437
Danske Bank A/S
Series E
5.875%, 4/06/22 (a)(k)		200	284,607
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	U.S.$	693	675,970
HSBC Holdings PLC
6.00%, 9/29/23 (a)(k)	EUR	200	297,734
Macquarie Group Ltd.
7.625%, 8/13/19 (a)	U.S.$	115	123,177

	Principal Amount (000)		U.S. $ Value
Morgan Stanley
Series G
5.50%, 7/24/20	U.S.$	175	$186,537
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		358	357,001

			2,214,463

Insurance - 0.3%
ACE Capital Trust II
9.70%, 4/01/30		20	30,175
Aetna, Inc.
6.75%, 12/15/37		257	346,840
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20		180	190,415
Berkshire Hathaway, Inc.
0.625%, 1/17/23	EUR	138	171,933
Cigna Corp.
5.125%, 6/15/20	U.S.$	90	94,817
Lincoln National Corp.
8.75%, 7/01/19		15	16,241
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	272,312

			1,122,733

REITS - 0.2%
American Tower Corp.
5.05%, 9/01/20		140	147,468
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/01/21		90	92,321
Weyerhaeuser Co.
7.375%, 3/15/32		204	275,679

			515,468

			3,852,664

Industrial - 0.8%
Basic - 0.3%
Equate Petrochemical BV
3.00%, 3/03/22 (a)		653	641,246
Southern Copper Corp.
3.875%, 4/23/25		94	96,703

			737,949

Capital Goods - 0.2%
CNH Industrial Capital LLC
4.875%, 4/01/21		211	221,245
Embraer Netherlands Finance BV
5.40%, 2/01/27		99	104,930
Republic Services, Inc.
5.25%, 11/15/21		200	215,979

			542,154

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.0%
AT&T, Inc.
5.45%, 3/01/47	U.S.$	93	$98,905

Consumer Non-Cyclical - 0.0%
Altria Group, Inc.
9.25%, 8/06/19		34	37,383

Energy - 0.1%
EQT Corp.
8.125%, 6/01/19		35	37,470
Husky Energy, Inc.
7.25%, 12/15/19		84	91,097
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		76	97,650
Marathon Oil Corp.
6.80%, 3/15/32		77	94,543

			320,760

Technology - 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	29,514
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		203	221,987
8.35%, 7/15/46 (a)		47	61,555
Hewlett Packard Enterprise Co.
6.35%, 10/15/45		59	62,348
Motorola Solutions, Inc.
7.50%, 5/15/25		181	215,656
Seagate HDD Cayman
4.75%, 1/01/25		99	98,283

			689,343

			2,426,494

Utility - 0.4%
Electric - 0.1%
Exelon Corp.
5.15%, 12/01/20		180	190,380
TECO Finance, Inc.
5.15%, 3/15/20		55	57,517

			247,897

Natural Gas - 0.3%
GNL Quintero SA
4.634%, 7/31/29 (a)		836	871,530

			1,119,427

Total Corporates - Investment Grade (cost $6,804,340)			7,398,585

	Principal Amount (000)		U.S. $ Value
AGENCIES - 2.3%
Agency Debentures - 2.3%
Federal National Mortgage Association
1.875%, 9/24/26 (cost $7,552,890)	U.S.$	7,595	$7,027,669

EMERGING MARKETS - CORPORATE BONDS - 1.1%
Industrial - 1.1%
Basic - 0.1%
Consolidated Energy Finance SA
6.875%, 6/15/25 (a)		150	158,488
First Quantum Minerals Ltd.
7.25%, 4/01/23 (a)		200	211,922

			370,410

Communications - Telecommunications - 0.1%
Digicel Group Ltd.
8.25%, 9/30/20 (a)		335	331,650

Consumer Non-Cyclical - 0.1%
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		200	201,190
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		43	37,989
3.15%, 10/01/26		128	106,560
Virgolino de Oliveira Finance SA
10.50%, 1/28/21 (b)(c)(g)(q)		804	52,260

			397,999

Energy - 0.8%
Petrobras Global Finance BV
5.999%, 1/27/28 (a)		1,126	1,135,704
7.375%, 1/17/27		1,130	1,254,275

			2,389,979

Other Industrial - 0.0%
Noble Group Ltd.
6.75%, 1/29/20 (a)		100	54,500

Total Emerging Markets - Corporate Bonds (cost $3,736,517)			3,544,538

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Mexico - 0.9%
Petroleos Mexicanos
5.375%, 3/13/22 (a)		212	224,720
Series 14-2
7.47%, 11/12/26	MXN	55,570	2,602,511

Total Quasi-Sovereigns (cost $3,980,371)			2,827,231

EMERGING MARKETS - TREASURIES - 0.9%
Argentina - 0.4%
Argentine Bonos del Tesoro

	Principal Amount (000)		U.S. $ Value
15.50%, 10/17/26	ARS	10,059	$514,962
16.00%, 10/17/23		10,316	527,391

			1,042,353

Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	3,105	1,006,586

Dominican Republic - 0.2%
Dominican Republic International Bond
15.95%, 6/04/21 (g)	DOP	27,000	679,292

Total Emerging Markets - Treasuries (cost $3,101,637)			2,728,231

EMERGING MARKETS - SOVEREIGNS - 0.7%
Argentina - 0.3%
Argentine Republic Government International Bond
6.875%, 1/26/27	U.S.$	945	997,920

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (a)		233	235,113

Ecuador - 0.1%
Ecuador Government International Bond
9.65%, 12/13/26 (a)		275	313,156

Gabon - 0.1%
Gabon Government International Bond
6.95%, 6/16/25 (a)		360	372,600

Ivory Coast - 0.1%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	144	194,892

Total Emerging Markets - Sovereigns (cost $1,928,423)			2,113,681

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21	U.S.$	510	562,275

Mexico - 0.4%
Mexico Government International Bond
4.125%, 1/21/26		1,233	1,271,531

Qatar - 0.0%
Qatar Government International Bond
5.25%, 1/20/20 (a)		100	104,375

Total Governments - Sovereign Bonds (cost $1,842,159)			1,938,181

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.5%
Swaptions - 0.5%
Call - OTC -1 Year Interest Rate Swap
Expiration: Feb 2018; Contracts: 100,000,000;
Exercise Price: USD 2.30;
Counterparty: Morgan Stanley Capital Services LLC (c)	USD	100,000,000	$1,413,674
Call - OTC -1 Year Interest Rate Swap
Expiration: Feb 2018; Contracts: 40,000,000;
Exercise Price: EUR 1.08;
Counterparty: Morgan Stanley Capital Services LLC (c)	EUR	40,000,000	124,402

			1,538,076

Options on Forward Contracts - 0.0%
ZAR/USD
Expiration: Feb 2018; Contracts: 5,975,200;
Exercise Price: ZAR 15.40;
Counterparty: Morgan Stanley Capital Services LLC (c)	ZAR	5,975,200	15

Total Options Purchased - Calls (premiums paid $325,369)			1,538,091

	Shares
COMMON STOCKS - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Carrizo Oil & Gas, Inc. (c)		2,782	55,946
Oasis Petroleum, Inc. (c)		5,854	50,696
Paragon Offshore Ltd. (b)(c)(f)		3,302	67,691
Paragon Offshore Ltd. - Trust A (b)(c)(f)		3,303	3,689
Paragon Offshore Ltd. - Trust B (b)(c)(f)		4,955	165,066
Peabody Energy Corp. (c)		2,515	101,631
SandRidge Energy, Inc. (c)		3,719	66,533
Whiting Petroleum Corp. (c)		1,500	41,880

			553,132

Consumer Discretionary - 0.1%
Auto Components - 0.0%
Exide Technologies (b)(c)(d)(e)		2,970	11,694

Diversified Consumer Services - 0.0%
Laureate Education, Inc. - Class A (c)		8,639	124,402

Hotels, Restaurants & Leisure - 0.1%
eDreams ODIGEO SA (c)		20,020	131,736

Media - 0.0%
Gray Television, Inc. (c)		3,341	54,625
Nexstar Media Group, Inc. - Class A		1,019	76,527

			131,152

			398,984

Company	Shares		U.S. $ Value
Information Technology - 0.1%
Internet Software & Services - 0.1%
Avaya Holdings Corp. (c)		11,517	$240,475

Health Care - 0.0%
Pharmaceuticals - 0.0%
Endo International PLC (c)		4,607	31,834
Horizon Pharma PLC (c)		1,344	19,555

			51,389

Materials - 0.0%
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc. (c)		48	552

Total Common Stocks (cost $1,166,310)			1,244,532

	Principal Amount (000)
BANK LOANS - 0.4%
Industrial - 0.4%
Energy - 0.4%
California Resources Corporation
11.936% (LIBOR 1 Month + 10.375%), 12/31/21 (b)(r) (cost $959,674)	U.S.$	962	1,089,694

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%
Non-Agency Fixed Rate CMBS - 0.2%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51 (b)		20	19,836
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.542%, 7/10/44 (a)(b)		600	553,094

			572,930

Non-Agency Floating Rate CMBS - 0.1%
CLNS Trust
Series 2017-IKPR, Class F
6.08% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(b)(l)		203	204,746

Total Commercial Mortgage-Backed Securities (cost $768,480)			777,676

ASSET-BACKED SECURITIES - 0.2%
Autos - Fixed Rate - 0.1%
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		350	376,027

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 0.1%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)(b)	U.S.$	72	$72,258
Wendys Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)(b)		84	83,974

			156,232

Total Asset-Backed Securities (cost $520,023)			532,259

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
9.125%, 3/16/24 (a) (cost $319,189)		388	439,410

WHOLE LOAN TRUSTS - 0.1%
Performing Asset - 0.1%
Recife Funding
Zero Coupon, 11/05/29 (b)(d)(f) (cost $529,912)		530	407,273

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.0%
United States - 0.0%
Alameda Corridor Transportation Authority
Series 1999C
6.60%, 10/01/29 (cost $111,085)		100	122,050

	Shares
PREFERRED STOCKS - 0.0%
Utility - 0.0%
Electric - 0.0%
Dynegy, Inc.
7.00% (cost $89,951)		1,400	115,851

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Aug 2018; Contracts: 28,000,000;
Exercise Price: MXN 17.50;
Counterparty: Credit Suisse International (c)	MXN	28,000,000	11,368
SEK/EUR
Expiration: Mar 2018; Contracts: 50,085,000;
Exercise Price: SEK 9.45;
Counterparty: Citibank, NA (c)	SEK	50,085,000	4,570

	Notional Amount		U.S. $ Value
SEK/EUR
Expiration: Mar 2018; Contracts: 6,305,000;
Exercise Price: SEK 9.70;
Counterparty: Morgan Stanley Capital Services LLC (c)	SEK	6,305,000	$2,612
SEK/EUR
Expiration: Apr 2018; Contracts: 11,573,400;
Exercise Price: SEK 9.64;
Counterparty: Deutsche Bank AG (c)	SEK	11,573,400	7,095

			25,645

Options on Indices - 0.0%
S&P 500 Index
Expiration: Feb 2018; Contracts: 25;
Exercise Price: USD 2,205.00;
Counterparty: Goldman Sachs and Co. (c)	USD	25	375

Total Options Purchased - Puts (premiums paid $104,619)			26,020

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (b)(c)		4,331	15,158
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (c)		1,292	1,357
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (c)		544	490

Total Warrants (cost $692)			17,005

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 38.2%
U.S. Treasury Bills - 18.1%
U.S. Treasury Bill
Zero Coupon, 3/22/18 (o)	U.S.$	11,500	11,479,338
Zero Coupon, 4/12/18		44,500	44,382,324

Total U.S. Treasury Bills (cost $55,856,825)			55,861,662

Governments - Treasuries - 18.0%
Canada - 5.0%
Canadian Treasury Bill
Zero Coupon, 4/19/18	CAD	19,000	15,408,691

Japan - 13.0%
Japan Treasury Discount Bill
Series 731
Zero Coupon, 7/10/18	JPY	1,684,850	15,438,440
Series 732

	Principal Amount (000)			U.S. $ Value
Zero Coupon, 4/16/18	JPY	2,720,700		$24,926,641

				40,365,081

Total Governments - Treasuries (cost $54,836,028)				55,773,772

	Shares
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.17% (p)(s)(t) (cost $4,611,681)		4,611,681		4,611,681

	Principal Amount (000)
Emerging Markets - Sovereigns - 0.4%
Egypt - 0.4%
Citigroup Global Markets Holdings, Inc./United States
Series E
Zero Coupon, 3/08/18 (a)	EGP	7,627		424,707
HSBC Bank PLC
Zero Coupon, 2/01/18-8/02/18 (a)		16,400		888,797

Total Emerging Markets - Sovereigns (cost $1,311,937)				1,313,504

Time Deposits - 0.2%
BBH, Grand Cayman
0.167%, 2/01/18	NOK	63		8,192
0.52%, 2/01/18	CAD	0	**	17
0.80%, 2/01/18	NZD	0	**	1
0.946%, 2/01/18	AUD	0	**	1
Standard Charter Bank, London
0.78%, 2/01/18	U.S.$	596		596,336
Sumitomo, Tokyo
(0.587)%, 2/01/18	EUR	59		72,829

Total Time Deposits (cost $675,288)				677,376

Total Short-Term Investments (cost $117,291,759)				118,237,995

Total Investments - 101.1% (cost $309,738,414) (u)				312,574,423
Other assets less liabilities - (1.1)%				(3,437,328)

Net Assets - 100.0%				$309,137,095

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	144	March 2018	AUD	144	$12,954,169	$12,878,635	$(75,534)
Euro STOXX 50 Index Futures	361	March 2018	EUR	4	16,075,886	16,139,075	63,189
STOXX 600 Bank Futures	554	March 2018	EUR	28	6,389,836	6,596,706	206,870
U.S. T-Note 2 Yr (CBT) Futures	450	March 2018	USD	900	96,533,453	95,955,469	(577,984)
U.S. T-Note 10 Yr (CBT) Futures	9	March 2018	USD	9	1,100,250	1,094,203	(6,047)
Sold Contracts
10 Yr Australian Bond Futures	65	March 2018	AUD	65	6,822,627	6,682,885	139,742
Euro-BOBL Futures	11	March 2018	EUR	11	1,807,063	1,781,562	25,501
Euro-BONO Futures	76	March 2018	EUR	76	13,722,107	13,718,680	3,427
Euro-Bund Futures	92	March 2018	EUR	92	18,638,844	18,140,833	498,011
S&P 500 E-Mini Futures	69	March 2018	USD	3	9,076,634	9,748,838	(672,204)
U.S. 10 Yr Ultra Futures	663	March 2018	USD	663	88,429,617	86,324,672	2,104,945
U.S. Long Bond (CBT) Futures	6	March 2018	USD	6	915,992	886,875	29,117
U.S. T-Note 5 Yr (CBT) Futures	339	March 2018	USD	339	39,581,719	38,887,008	694,711

							$2,433,744

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	20,864	USD	24,670	2/15/18	$(1,254,414)
Bank of America, NA	BRL	2,433	BRL	769	2/02/18	5,699
Bank of America, NA	USD	768	USD	2,433	2/02/18	(4,097)
Bank of America, NA	NZD	485	AUD	435	2/07/18	(7,225)
Bank of America, NA	AUD	4,204	USD	3,196	2/15/18	(191,894)
Bank of America, NA	GBP	1,407	USD	1,885	2/15/18	(113,157)
Bank of America, NA	USD	961	EUR	805	3/12/18	40,984
Bank of America, NA	BRL	2,433	USD	763	3/29/18	3,806
Bank of America, NA	USD	1,850	RUB	104,014	3/30/18	(12,132)
Bank of America, NA	EUR	1,444	USD	1,776	4/20/18	(26,574)
Bank of America, NA	JPY	1,679,594	USD	15,318	7/10/18	(220,036)
Bank of America, NA	MXN	17,175	USD	861	7/23/18	(35,384)
Barclays Bank PLC	EUR	566	USD	678	2/15/18	(24,928)
Barclays Bank PLC	USD	619	JPY	69,690	2/15/18	19,546
Barclays Bank PLC	USD	759	TRY	2,905	2/28/18	8,714
Barclays Bank PLC	AUD	1,228	USD	944	3/07/18	(45,331)
Barclays Bank PLC	NOK	2,539	EUR	260	3/08/18	(6,173)
Barclays Bank PLC	USD	1,127	EUR	932	3/12/18	32,566
Barclays Bank PLC	USD	1,863	AUD	2,303	3/29/18	(7,344)
Barclays Bank PLC	USD	1,504	IDR	20,303,503	4/10/18	10,808
BNP Paribas SA	USD	893	NZD	1,279	2/07/18	49,674
BNP Paribas SA	USD	3,252	AUD	4,216	3/07/18	145,356
Brown Brothers Harriman & Co.	GBP	250	USD	354	2/02/18	(975)
Brown Brothers Harriman & Co.	USD	331	GBP	246	2/02/18	18,723
Brown Brothers Harriman & Co.	AUD	601	NZD	656	2/07/18	(1,383)
Brown Brothers Harriman & Co.	ZAR	5,706	USD	417	2/07/18	(64,629)
Brown Brothers Harriman & Co.	JPY	41,623	USD	371	2/13/18	(10,920)
Brown Brothers Harriman & Co.	TRY	1,500	JPY	41,623	2/13/18	(16,538)
Brown Brothers Harriman & Co.	USD	377	TRY	1,500	2/13/18	21,076
Brown Brothers Harriman & Co.	USD	1,148	NOK	9,567	2/15/18	93,359

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	5,560	TRY	21,803	2/15/18	$222,693
Brown Brothers Harriman & Co.	USD	689	ZAR	8,810	2/15/18	53,560
Brown Brothers Harriman & Co.	USD	333	MXN	6,583	2/22/18	19,329
Brown Brothers Harriman & Co.	JPY	52,725	CAD	585	2/27/18	(8,031)
Brown Brothers Harriman & Co.	AUD	604	USD	480	3/07/18	(6,196)
Brown Brothers Harriman & Co.	USD	480	NZD	656	3/07/18	3,268
Brown Brothers Harriman & Co.	EUR	885	USD	1,103	3/12/18	1,312
Brown Brothers Harriman & Co.	EUR	1,992	USD	2,397	3/12/18	(82,263)
Brown Brothers Harriman & Co.	USD	3,900	EUR	3,136	3/12/18	2,059
Brown Brothers Harriman & Co.	EUR	1,384	USD	1,717	3/29/18	(7,922)
Brown Brothers Harriman & Co.	JPY	356,456	USD	3,278	3/29/18	2,621
Brown Brothers Harriman & Co.	USD	2,955	TRY	11,399	3/29/18	30,435
Brown Brothers Harriman & Co.	CAD	582	USD	469	4/12/18	(5,217)
Brown Brothers Harriman & Co.	USD	470	CAD	583	4/12/18	4,541
Brown Brothers Harriman & Co.	USD	355	GBP	250	4/13/18	968
Citibank, NA	USD	1,632	CNY	10,820	2/07/18	86,448
Citibank, NA	USD	747	PEN	2,459	2/07/18	17,388
Citibank, NA	ZAR	10,701	USD	782	2/07/18	(120,559)
Citibank, NA	RUB	18,617	USD	312	2/15/18	(19,132)
Citibank, NA	USD	1,407	RUB	80,821	2/15/18	28,429
Citibank, NA	TRY	505	USD	140	3/13/18	7,094
Citibank, NA	ZAR	10,499	USD	870	3/29/18	(9,489)
Citibank, NA	SEK	29,997	EUR	3,116	4/03/18	62,109
Citibank, NA	CHF	629	USD	652	4/12/18	(28,090)
Citibank, NA	NOK	53	EUR	6	4/27/18	13
Credit Suisse International	AUD	435	NZD	485	2/07/18	7,246
Credit Suisse International	CAD	3,863	EUR	2,531	2/15/18	3,896
Credit Suisse International	NOK	19,085	EUR	1,947	2/15/18	(57,238)
Credit Suisse International	USD	160	ZAR	2,314	2/21/18	34,406
Credit Suisse International	EUR	258	CNH	2,029	2/26/18	1,688
Credit Suisse International	CAD	366	JPY	31,876	2/27/18	(4,988)
Credit Suisse International	EUR	325	SEK	3,212	3/07/18	4,134
Credit Suisse International	EUR	260	NOK	2,539	3/08/18	6,176
Credit Suisse International	TRY	6,027	USD	1,470	3/08/18	(119,156)
Credit Suisse International	PLN	2,186	USD	624	3/09/18	(29,909)
Credit Suisse International	USD	140	TRY	505	3/13/18	(7,093)
Credit Suisse International	AUD	468	NZD	513	3/27/18	1,068
Credit Suisse International	EUR	3,116	SEK	29,997	4/03/18	(62,091)
Credit Suisse International	EUR	120	TRY	562	4/04/18	(2,752)
Credit Suisse International	USD	142	TRY	547	4/05/18	1,260
Credit Suisse International	USD	139	TRY	537	4/10/18	1,468
Credit Suisse International	CAD	820	USD	666	4/12/18	(795)
Credit Suisse International	USD	669	CHF	622	4/12/18	2,531
Credit Suisse International	EUR	122	SEK	1,196	4/16/18	520
Credit Suisse International	USD	143	TRY	547	4/26/18	(443)
Credit Suisse International	EUR	254	NOK	2,433	4/27/18	(406)
Credit Suisse International	CHF	518	NOK	4,285	4/30/18	(2,672)
Credit Suisse International	USD	166	MXN	3,084	7/23/18	(4,619)
Credit Suisse International	MXN	13,214	USD	698	8/06/18	9,494
Credit Suisse International	USD	698	MXN	31,214	8/06/18	(9,493)
Deutsche Bank AG	CNH	2,029	EUR	258	2/26/18	(1,688)
Deutsche Bank AG	USD	597	TRY	2,272	3/08/18	2,215
Deutsche Bank AG	TRY	562	EUR	120	4/04/18	2,752
Deutsche Bank AG	SEK	6,027	EUR	614	4/20/18	(2,122)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	NOK	4,285	CHF	518	4/30/18	$2,671
Goldman Sachs Bank USA	BRL	2,433	USD	750	2/02/18	(13,768)
Goldman Sachs Bank USA	USD	769	BRL	2,433	2/02/18	(5,699)
Goldman Sachs Bank USA	NZD	513	AUD	468	3/27/18	(1,053)
Goldman Sachs Bank USA	SEK	5,667	USD	673	3/28/18	(48,561)
Goldman Sachs Bank USA	USD	6,746	BRL	21,385	3/29/18	(71,257)
Goldman Sachs Bank USA	TRY	547	USD	142	4/05/18	(1,261)
HSBC Bank USA	USD	1,492	CNY	9,887	2/07/18	78,295
HSBC Bank USA	USD	6,448	PLN	23,071	2/15/18	449,386
HSBC Bank USA	ZAR	44,927	USD	3,289	2/15/18	(496,688)
HSBC Bank USA	JPY	72,347	USD	666	3/29/18	1,256
HSBC Bank USA	ILS	15,812	USD	4,647	4/20/18	6,250
HSBC Bank USA	USD	1,779	SEK	14,171	4/20/18	28,588
JPMorgan Chase Bank, NA	TWD	93,795	USD	3,147	2/07/18	(70,781)
JPMorgan Chase Bank, NA	JPY	14,071	TRY	495	2/13/18	2,384
JPMorgan Chase Bank, NA	TRY	495	JPY	14,071	2/13/18	(2,384)
JPMorgan Chase Bank, NA	JPY	1,182,014	USD	10,496	2/15/18	(338,632)
JPMorgan Chase Bank, NA	USD	1,783	ARS	32,188	2/16/18	(154,987)
JPMorgan Chase Bank, NA	ZAR	2,314	USD	160	2/21/18	(34,405)
JPMorgan Chase Bank, NA	TRY	982	USD	274	3/08/18	14,573
JPMorgan Chase Bank, NA	USD	274	TRY	982	3/08/18	(14,577)
JPMorgan Chase Bank, NA	USD	787	EUR	640	3/12/18	10,433
JPMorgan Chase Bank, NA	TRY	508	USD	138	3/20/18	5,011
JPMorgan Chase Bank, NA	USD	138	TRY	508	3/20/18	(5,011)
JPMorgan Chase Bank, NA	NZD	2,239	USD	1,640	3/29/18	(9,065)
JPMorgan Chase Bank, NA	TRY	537	USD	139	4/10/18	(1,468)
JPMorgan Chase Bank, NA	SEK	1,196	EUR	122	4/16/18	(519)
JPMorgan Chase Bank, NA	JPY	29,003	TRY	1,021	4/24/18	(1,653)
JPMorgan Chase Bank, NA	TRY	1,021	JPY	29,003	4/24/18	1,653
JPMorgan Chase Bank, NA	MXN	3,084	USD	166	7/23/18	4,620
Morgan Stanley & Co. LLC	JPY	31,876	CAD	366	2/27/18	4,988
Morgan Stanley & Co. LLC	TRY	3,310	USD	865	2/28/18	(9,768)
Morgan Stanley & Co. LLC	SEK	3,212	EUR	325	3/07/18	(4,136)
Morgan Stanley & Co. LLC	TRY	547	USD	143	4/26/18	445
Morgan Stanley & Co. LLC	NOK	2,380	EUR	248	4/27/18	399
Royal Bank of Scotland PLC	PEN	2,448	USD	756	2/07/18	(5,065)
Royal Bank of Scotland PLC	TRY	3,972	USD	1,012	2/15/18	(41,290)
Royal Bank of Scotland PLC	USD	9,123	CZK	197,297	2/15/18	574,576
Royal Bank of Scotland PLC	CAD	11,601	USD	9,416	3/29/18	(21,793)
Royal Bank of Scotland PLC	GBP	4,376	USD	6,177	3/29/18	(49,958)
Royal Bank of Scotland PLC	JPY	2,670,000	USD	24,052	4/16/18	(509,993)
Standard Chartered Bank	BRL	7,964	USD	2,405	2/15/18	(90,491)
Standard Chartered Bank	EUR	5,171	USD	6,119	3/12/18	(316,907)
Standard Chartered Bank	MXN	12,238	USD	651	3/28/18	(1,094)
Standard Chartered Bank	USD	1,534	INR	97,976	3/28/18	(4,022)

						$(2,704,824)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)		Premiums Received	Market Value
Put
CDX-NAHY Series 29, 5 Year Index	Goldman Sachs International	Sell	98.00%	Feb, 2018	USD	6,000	$6,000	$(726)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Bank of America, NA	2.58%	2/12/18	USD	1,175	$7,167	$(18,090)
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Bank of America, NA	2.80	2/22/18	USD	450	7,200	(7,139)
OTC -1 Year Interest Rate Swap	6 Month LIBOR	Barclays Bank PLC	1.49	2/02/18	GBP	275	5,265	– 0	–
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Barclays Bank PLC	1.50	2/05/18	EUR	300	4,387	(284)
OTC -1 Year Interest Rate Swap	6 Month LIBOR	Barclays Bank PLC	1.55	2/12/18	GBP	280	5,730	(334)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Barclays Bank PLC	0.40	2/19/18	EUR	1,525	3,173	(9,247)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Barclays Bank PLC	1.58	2/28/18	EUR	310	4,721	(5,451)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	0.33	2/05/18	EUR	1,550	2,752	(14,806)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	1.50	2/08/18	EUR	300	4,168	(642)
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.66	2/12/18	USD	23,800	53,431	(216,685)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	0.39	2/16/18	EUR	1,550	3,128	(9,765)
OTC -1 Year Interest Rate Swap	6 Month LIBOR	Citibank, NA	1.52	2/16/18	GBP	280	5,727	(362)
OTC -1 Year Interest Rate Swap	6 Month LIBOR	Citibank, NA	1.52	2/19/18	GBP	270	5,640	(458)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Deutsche Bank AG	0.40	2/12/18	EUR	1,550	3,314	(8,368)
OTC -1 Year Interest Rate Swap	6 Month LIBOR	Deutsche Bank AG	1.52	2/12/18	GBP	275	5,879	(169)
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.80	2/26/18	USD	440	7,128	(7,302)
OTC -1 Year Interest Rate Swap	6 Month LIBOR	Deutsche Bank AG	1.62	2/26/18	GBP	270	6,068	(2,769)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Deutsche Bank AG	0.79	2/28/18	EUR	1,120	4,401	(3,540)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Deutsche Bank AG	1.58	2/28/18	EUR	325	4,437	(5,715)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	0.32	2/05/18	EUR	1,550	3,182	(15,286)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	1.51%	2/05/18	EUR	300	$4,243	$(465)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Goldman Sachs International	1.54	2/09/18	EUR	311	4,230	(1,837)
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.78	2/26/18	USD	450	6,435	(8,261)
OTC -1 Year Interest Rate Swap	6 Month LIBOR	Goldman Sachs International	1.63	2/26/18	GBP	270	6,140	(2,941)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	0.32	2/08/18	EUR	1,550	2,738	(16,241)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	0.40	2/12/18	EUR	1,550	3,069	(8,546)
OTC -1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	1.55	2/12/18	GBP	275	5,648	(314)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.57	2/22/18	EUR	310	4,406	(4,300)
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.13	2/02/18	USD	243,500	194,800	(1,011,185)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	0.33	2/02/18	EUR	1,550	2,940	(14,060)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	0.33	2/09/18	EUR	1,556	2,766	(15,380)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	0.40	2/19/18	EUR	1,520	2,977	(9,469)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.54	2/19/18	EUR	300	4,425	(2,845)
OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	0.77	2/28/18	EUR	1,125	4,189	(4,314)

							$395,904	$(1,426,570)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
CNH vs. EUR/Deutsche Bank AG	CNH	8.060	02/2018	10,074,375	CNH	10,074	$6,658	$(1,067)
JPY vs. CAD/Morgan Stanley Capital Services LLC	JPY	90.220	02/2018	169,162,500	JPY	169,163	6,780	(3,098)
MXN vs. USD/Morgan Stanley Capital Services LLC	MXN	21.386	03/2018	16,039,500	MXN	16,040	6,821	(456)
MXN vs. USD/Credit Suisse International	MXN	21.500	07/2018	17,737,500	MXN	17,738	14,108	(9,551)
MXN vs. USD/JPMorgan Chase Bank, NA	MXN	20.000	07/2018	16,000,000	MXN	16,000	20,824	(20,010)
MXN vs. USD/Credit Suisse International	MXN	22.000	08/2018	35,200,000	MXN	35,200	31,152	(16,865)
MXN vs. USD/Goldman Sachs Bank USA	MXN	22.000	08/2018	18,260,000	MXN	18,260	15,050	(9,427)
NOK vs. CHF/Deutsche Bank AG	NOK	8.460	04/2018	13,113,000	NOK	13,113	26,991	(15,119)
NOK vs. EUR/Barclays Bank PLC	NOK	10.000	03/2018	12,500,000	NOK	12,500	6,635	(624)
NOK vs. EUR/Morgan Stanley Capital Services LLC	NOK	9.810	04/2018	11,772,000	NOK	11,772	7,653	(7,806)
NZD vs. AUD/Bank of America, N.A.	NZD	1.143	02/2018	2,142,750	NZD	2,143	7,635	(57)
NZD vs. AUD/Goldman Sachs Bank USA	NZD	1.120	03/2018	2,184,000	NZD	2,184	7,418	(3,855)
PEN vs. USD/Morgan Stanley Capital Services LLC	PEN	3.360	03/2018	2,520,000	PEN	2,520	2,797	(661)
RUB vs. USD/Credit Suisse International	RUB	65.850	02/2018	54,326,250	RUB	54,326	13,830	(32)
SEK vs. EUR/Morgan Stanley Capital Services LLC	SEK	10.100	03/2018	6,565,000	SEK	6,565	3,891	(383)
SEK vs. EUR/Citibank, NA	SEK	9.850	03/2018	52,205,000	SEK	52,205	53,853	(39,181)
SEK vs. EUR/JPMorgan Chase Bank, NA	SEK	10.030	04/2018	5,767,250	SEK	5,767	3,333	(1,930)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
SEK vs. EUR/Deutsche Bank AG	SEK	10.000	04/2018	12,000,000	SEK	12,000	$7,623	$(5,260)
TRY vs. EUR/Deutsche Bank AG	TRY	4.900	04/2018	3,064,000	TRY	3,064	7,997	(8,046)
TRY vs. USD/JPMorgan Chase Bank, NA	TRY	3.840	03/2018	6,136,000	TRY	6,136	24,320	(16,817)
TRY vs. USD/Citibank, NA	TRY	3.860	03/2018	3,088,000	TRY	3,088	12,268	(7,974)
TRY vs. USD/JPMorgan Chase Bank, NA	TRY	3.930	03/2018	3,144,000	TRY	3,144	12,756	(5,956)
TRY vs. USD/Goldman Sachs Bank USA	TRY	4.040	04/2018	3,030,000	TRY	3,030	7,627	(4,724)
TRY vs. USD/JPMorgan Chase Bank, NA	TRY	4.040	04/2018	3,028,500	TRY	3,029	6,922	(5,402)
TRY vs. USD/Morgan Stanley Capital Services LLC	TRY	4.020	04/2018	3,015,000	TRY	3,015	8,062	(8,194)
TRY vs. USD/Morgan Stanley Capital Services LLC	TRY	4.370	07/2018	3,604,000	TRY	3,604	21,863	(8,783)
ZAR vs. USD/JPMorgan Chase Bank, NA	ZAR	15.400	02/2018	11,935,000	ZAR	11,935	12,013	(30)
ZAR vs. USD/Bank of America, N.A.	ZAR	16.000	04/2018	12,800,000	ZAR	12,800	9,476	(323)
Put
TRY vs. JPY/JPMorgan Chase Bank, NA	TRY	0.040	02/2018	3,000,000	TRY	3,000	7,978	(269)
TRY vs. JPY/JPMorgan Chase Bank, NA	TRY	0.040	04/2018	5,400,000	TRY	5,400	15,629	(16,124)

							$389,963	$(218,024)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	2.74%	USD	1,311	$(122,320)	$(88,104)	$(34,216)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	2.74%	USD	1,416	$(132,113)	$(95,027)	$(37,086)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)	Quarterly	2.74	USD	2,125	(198,262)	(142,607)	(55,655)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)	Quarterly	2.74	USD	3,919	(365,760)	(208,591)	(157,169)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)	Quarterly	2.74	USD	5,069	(473,022)	(266,683)	(206,339)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)	Quarterly	2.74	USD	7,604	(709,625)	(396,573)	(313,052)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.01	USD	6,750	(604,255)	(580,728)	(23,527)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.01	USD	4,500	(402,836)	(387,152)	(15,684)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.01	USD	4,310	(385,828)	(300,473)	(85,355)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	Quarterly	0.26	USD	37,500	(562,014)	(268,075)	(293,939)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.29	USD	12,660	(266,350)	(81,444)	(184,906)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.29	USD	16,710	(351,092)	(74,090)	(277,002)
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.29	USD	36,570	(768,369)	(159,884)	(608,485)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)	Quarterly	0.32	USD	25,820	(605,789)	(554,099)	(51,690)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)	Quarterly	0.32	USD	30,100	(706,207)	(277,861)	(428,346)
iTraxx Europe Crossover Series 28, 5 Year Index, 12/20/22*	(5.00)	Quarterly	2.38	EUR	13,600	(2,080,484)	(1,750,232)	(330,252)
iTraxx Europe Senior Financials Series 23, 5 Year Index, 6/20/20*	(1.00)	Quarterly	0.18	EUR	10,160	(264,564)	(86,902)	(177,662)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00%	Quarterly	1.64%	USD	1,824	$34,443	$4,854	$29,589
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00	Quarterly	1.64	USD	1,571	29,666	12,014	17,652
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.74	USD	6,039	563,561	377,512	186,049
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.74	USD	6,287	586,658	411,858	174,800
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.74	USD	4,851	452,697	313,525	139,172
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.74	USD	4,267	398,188	291,652	106,536
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.01	USD	6,750	604,255	507,176	97,079
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.01	USD	4,500	402,836	338,654	64,182
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.01	USD	14,000	1,253,268	1,193,451	59,817
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	Quarterly	0.29	USD	39,970	839,806	(5,783)	845,589
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	Quarterly	0.29	USD	25,970	546,374	83,134	463,240
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	Quarterly	0.32	USD	55,920	1,311,996	1,200,047	111,949

						$(1,975,142)	$(990,431)	$(984,711)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
GBP	115,320	5/21/18	6 Month LIBOR	0.780%	Semi-Annual/ Semi-Annual	$161,012	$	– 0	–	$161,012
GBP	115,320	2/20/19	0.878%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(579,857)		– 0	–	(579,857)
GBP	119,710	10/26/19	6 Month LIBOR	0.840%	Semi-Annual/ Semi-Annual	(50,744)		– 0	–	(50,744)
GBP	59,630	11/03/19	6 Month LIBOR	0.807%	Semi-Annual/ Semi-Annual	(106,063)		– 0	–	(106,063)
MXN	20,011	6/22/20	4 Week TIIE	6.770%	Monthly/ Monthly	(24,507)		– 0	–	(24,507)
USD	31,700	12/14/20	1.663%	3 Month LIBOR	Semi-Annual/ Quarterly	695,818		– 0	–	695,818
BRL	8,838	1/04/21	1 Day CDI	10.215%	Semi-Annual/ Quarterly	110,777		– 0	–	110,777
CAD	44,120	11/07/21	3 Month CDOR	1.050%	Semi-Annual/ Semi-Annual	(1,791,847)		– 0	–	(1,791,847)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
CAD	59,390	11/14/21	3 Month CDOR	1.303%	Semi-Annual/ Semi-Annual	$(1,950,098)	$	– 0	–	$(1,950,098)
CAD	31,880	12/05/21	3 Month CDOR	1.398%	Semi-Annual/ Semi-Annual	(968,667)		– 0	–	(968,667)
USD	36,830	7/13/22	3 Month LIBOR	2.056%	Quarterly/ Semi-Annual	(806,899)		– 0	–	(806,899)
GBP	48,920	10/26/22	1.126%	6 Month LIBOR	Semi-Annual/ Semi-Annual	478,937		– 0	–	478,937
GBP	24,190	11/03/22	1.052%	6 Month LIBOR	Semi-Annual/ Semi-Annual	374,507		– 0	–	374,507
EUR	1,550	1/31/23	0.487%	6 Month EURIBOR	Annual/ Semi-Annual	(1,261)		– 0	–	(1,261)
EUR	1,550	1/31/23	6 Month EURIBOR	0.326%	Semi-Annual/ Annual	(14,161)		– 0	–	(14,161)
GBP	810	2/29/24	6 Month LIBOR	1.251%	Semi-Annual/ Semi-Annual	(5,893)		7,878		(13,771)
GBP	810	2/29/24	1.251%	6 Month LIBOR	Semi-Annual/ Semi-Annual	5,885		8,796		(2,911)
MXN	117,100	9/11/26	4 Week TIIE	6.290%	Monthly/ Monthly	(630,188)		– 0	–	(630,188)
MXN	7,347	6/14/27	7.090%	4 Week TIIE	Monthly/ Monthly	21,438		– 0	–	21,438
GBP	33,150	7/17/27	6 Month LIBOR	1.322%	Semi-Annual/ Semi-Annual	(1,000,622)		– 0	–	(1,000,622)
EUR	19,200	10/30/27	6 Month EURIBOR	0.901%	Annual/ Semi-Annual	(252,833)		– 0	–	(252,833)
GBP	18,620	11/22/27	6 Month LIBOR	1.342%	Semi-Annual/ Semi-Annual	(537,254)		– 0	–	(537,254)
CAD	8,570	11/07/46	1.868%	3 Month CDOR	Semi-Annual/ Semi-Annual	1,272,064		– 0	–	1,272,064
CAD	12,040	11/14/46	2.182%	3 Month CDOR	Semi-Annual/ Semi-Annual	1,139,894		– 0	–	1,139,894
CAD	8,010	12/05/46	2.310%	3 Month CDOR	Semi-Annual/ Semi-Annual	586,171		– 0	–	586,171
GBP	12,920	7/17/47	1.621%	6 Month LIBOR	Semi-Annual/ Semi-Annual	365,757		– 0	–	365,757
EUR	16,540	9/01/47	6 Month EURIBOR	1.468%	Semi-Annual/ Annual	(297,594)		– 0	–	(297,594)
GBP	7,120	11/22/47	1.532%	6 Month LIBOR	Semi-Annual/ Semi-Annual	401,224		– 0	–	401,224
GBP	3,080	12/27/47	1.419%	6 Month LIBOR	Semi-Annual/ Semi-Annual	297,449		– 0	–	297,449

						$(3,107,555)		$16,674		$(3,124,229)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
LCDX-NA Series 20, 5 Year Index, 6/20/18*	(2.50)%	Quarterly	0.57%	USD	8,463	$(88,094)	$(21,721)	$(66,373)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC
Malaysia Government International, 12/20/22*	(1.00)%	Quarterly	0.58%	USD	16,900	$(347,905)	$(266,753)	$(81,152)
Windstream Services, LLC, 7.500%, 6/01/22, 3/20/18*	(5.00)	Quarterly	22.64	USD	122	2,065	4,991	(2,926)
Windstream Services, LLC, 7.500%, 6/01/22, 6/20/18*	(5.00)	Quarterly	26.07	USD	128	8,874	13,039	(4,165)
BNP Paribas SA
Kingdom of Thailand, 12/20/22*	(1.00)	Quarterly	0.42	USD	20,000	(558,009)	(432,983)	(125,026)
Kingdom of Thailand, 12/20/22*	(1.00)	Quarterly	0.42	USD	20,000	(558,010)	(432,537)	(125,473)
Citibank, NA
iTraxx Japan Series 28, 5 Year Index, 12/20/22*	(1.00)	Quarterly	0.43	JPY	5,740,190	(1,518,845)	(1,316,351)	(202,494)
Credit Suisse International
BellSouth LLC, 6.550%, 6/15/34, 9/20/19*	(1.00)	Quarterly	0.24	USD	7,520	(99,433)	(60,269)	(39,164)
Deutsche Bank AG
China Government International, 7.500%, 10/28/27, 12/20/22*	(1.00)	Quarterly	0.54	USD	25,000	(554,959)	(631,237)	76,278
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	(1.00)	Quarterly	0.31	USD	55,920	(1,330,982)	659,482	(1,990,464)
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.26	JPY	3,720,370	(774,449)	(153,538)	(620,911)
Goldman Sachs International
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/22*	(5.00)	Quarterly	49.02	USD	70	19,794	22,164	(2,370)
Korea International Bond, 7.125%, 4/16/19, 12/20/22*	(1.00)	Quarterly	0.49	USD	29,585	(727,260)	(361,020)	(366,240)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United Mexican States, 5.950%, 3/19/19, 12/20/19*	(1.00)%	Quarterly	0.42%	USD	32,970	$(392,413)	$(73,819)	$(318,594)
HSBC Bank USA
China Government International, 7.500%, 10/28/27, 12/20/22*	(1.00)	Quarterly	0.54	USD	15,000	(332,975)	(378,742)	45,767
JPMorgan Chase Bank, NA
Malaysia Government International, 12/20/22*	(1.00)	Quarterly	0.58	USD	19,000	(391,135)	(260,647)	(130,488)
Morgan Stanley Capital Services LLC
Chile Government International Bond, 3.875%, 8/05/20, 12/20/22*	(1.00)	Quarterly	0.42	USD	49,030	(1,364,807)	(995,715)	(369,092)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00	Quarterly	4.41	USD	300	4,929	6,321	(1,392)
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	Quarterly	0.31	USD	25,820	614,555	(18,625)	633,180
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	Quarterly	0.54	USD	300	32,585	11,290	21,295
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	1.00	Quarterly	0.26	JPY	3,720,370	776,342	450,679	325,663
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	Quarterly	0.42	USD	14,620	173,197	(41,840)	215,037
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	Quarterly	0.42	USD	18,350	218,404	(35,905)	254,309

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Windstream Services LLC, 7.500%, 6/01/22, 12/20/22*	5.00%	Quarterly	21.82%	USD	250	$(93,594)	$(87,474)	$(6,120)
Citibank, NA iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	Quarterly	0.31	USD	30,100	716,426	(101,011)	817,437
Nabors Industries, Inc., 6.150%, 2/15/18, 6/20/20*	1.00	Quarterly	1.06	USD	300	(1,333)	(17,154)	15,821
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	2.61	USD	300	(11,922)	(12,507)	585
Staples, Inc., 8.500%, 9/15/25, 6/20/20*	1.00	Quarterly	2.28	USD	300	(10,010)	(6,098)	(3,912)
Weatherford International LLC, 4.500%, 4/15/22, 6/20/20*	1.00	Quarterly	1.94	USD	300	(7,283)	(13,287)	6,004
Credit Suisse International
AT&T, Inc., 3.375%, 3/30/20, 9/20/19*	1.00	Quarterly	0.18	USD	7,520	107,620	69,958	37,662
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00	Quarterly	5.11	USD	300	(28,423)	(26,500)	(1,923)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.94	USD	8,810	(1,302,852)	138,349	(1,441,201)
Freeport-McMoran, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	Quarterly	0.39	USD	300	4,328	(10,860)	15,188
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/20*	1.00	Quarterly	0.30	USD	300	4,972	(11,547)	16,519
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00	Quarterly	1.44	USD	300	(3,332)	(32,346)	29,014

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/18*	5.00%	Quarterly	90.09%	USD	70	$(17,433)	$(16,363)	$(1,070)

						$(7,831,367)	$(4,440,576)	$(3,390,791)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	650	4/20/20	3.738%	3 Month LIBOR	Semi- Annual/ Quarterly	$(25,691)
JPMorgan Chase Bank, NA	USD	950	4/26/20	3.772%	3 Month LIBOR	Semi- Annual/ Quarterly	(38,115)

							$(63,806)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Euro Stoxx 50 Index	30,009	– 0 –	Maturity	EUR	3,160	12/18/20	$901,636
Goldman Sachs International
GS Unconstrained Bond Custom Basket Long 1	114,963	LIBOR Plus 0.42%	Maturity	USD	11,986	10/15/18	169,378
GS Unconstrained Bond Custom Basket Long 1	114,733	LIBOR Plus 0.42%	Maturity	USD	11,554	11/15/18	579,214
JPMorgan Chase Bank, NA
Euro Stoxx 50 Index	30,009	– 0 –	Maturity	EUR	3,211	12/18/20	838,298
Pay Total Return on Reference Obligation
Citibank, NA
iShares J.P. Morgan USD Emerging Markets Bond ETF	52,000	LIBOR Minus 0.20%	Maturity	USD	5,958	2/15/18	(22,726)
Goldman Sachs International
Bundesrepublik Deutschland 2.500% 8/2046	14,000,000	(0.95)%	Maturity	EUR	19,006	3/01/18	786,519
GS Unconstrained Bond Custom Basket Short 1	85,289	LIBOR Plus 0.28%	Maturity	USD	9,480	10/15/18	151,201

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
GS Unconstrained Bond Custom Basket Short 1	85,415	LIBOR Plus 0.28%	Maturity	USD	8,463	11/15/18	$(883,182)
UBS AG
SPDR S&P 500 ETF Trust	42,540	LIBOR Plus 0.50%	Maturity	USD	12,046	4/16/18	58,291

							$2,578,629

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
SPDR S&P 500 ETF Trust, 2/07/18*	$13.20	Maturity	USD	26	$2,294	$	– 0	–	$2,294
Deutsche Bank AG
AUD/JPY, 1/14/20*	11.12	Maturity	AUD	39	(37)		– 0	–	(37)

					$2,257	$	– 0	–	$2,257

*	Termination date

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate market value of these securities amounted to $41,685,430 or 13.5% of net assets.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value		Percentage of Net Assets
Exide Technologies	5/23/17	$	– 0	–	$11,694		0.00%
Momentive Performance Materials, Inc.
8.75%, 10/15/2020	9/06/16		1		– 0	–	0.00%

(f)	Illiquid security.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.17% of net assets as of January 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BCD Acquisition, Inc.
9.625%, 9/15/23	1/23/18	$169,881	$168,639	0.05%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.061%, 4/25/26	4/29/16	1,836,885	1,873,797	0.61%
Dominican Republic International Bond
15.95%, 6/04/21	6/14/11	730,110	679,292	0.22%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies
7.00%, 4/30/25	11/10/16	159,115	171,755	0.06%
Exide Technologies
11.00%, 4/30/22	5/24/17	104,138	101,459	0.03%
Golden Energy Offshore Services AS
5.00%, 2/15/18	10/31/14	1,118,522	442,412	0.14%
Virgolino de Oliveira Finance SA
10.50%, 1/28/21	1/23/14	477,435	52,260	0.02%
iPayment, Inc.
10.75%, 4/15/24	4/06/17	98,159	112,732	0.04%

(h)	Convertible security.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2018.
(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2018.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2018.
(m)	Defaulted matured security.
(n)	IO - Interest Only.
(o)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(q)	Defaulted
(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2018.
(s)	The rate shown represents the 7-day yield as of period end.
(t)	Affiliated investments.
(u)	As of January 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,091,035 and gross unrealized depreciation of investments was $(33,362,210), resulting in net unrealized depreciation of $(3,271,175).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar

USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
LCDX.NA	-	North American Loan Credit Default Swap Index
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

The following table represents the 50 largest equity basket holdings underlying the total return swap with GS Unconstrained Bond Custom Basket Long 1 as of January 31, 2018.

Security Description	Shares	Market Value as of 1/31/18	Percent of Basket’s Net Assets
GS Unconstrained Bond Custom Basket Long 1
Procter & Gamble Co/The	8,154	$704,016	6.7%
Walmart Inc	6,315	673,179	6.4%
Coca-Cola Co/The	13,793	656,409	6.2%
PepsiCo Inc	5,207	626,402	5.9%
McDonald’s Corp	2,940	503,152	4.8%
Kroger Co/The	15,504	470,701	4.5%
Newmont Mining Corp	11,276	456,791	4.3%
CVS Health Corp	5,087	400,296	3.8%
Costco Wholesale Corp	1,913	372,786	3.5%
AT&T Inc	9,934	372,028	3.5%
Verizon Communications Inc	6,579	355,727	3.4%
Walgreens Boots Alliance Inc	4,606	346,648	3.3%
Starbucks Corp	5,251	298,309	2.8%
Colgate-Palmolive Co	2,842	210,990	2.0%
Constellation Brands Inc	621	136,291	1.3%

Security Description	Shares	Market Value as of 1/31/18	Percent of Basket’s Net Assets
Kimberly-Clark Corp	1,134	$132,678	1.3%
NextEra Energy Inc	834	132,122	1.3%
Royal Gold Inc	1,386	123,354	1.2%
Yum! Brands Inc	1,241	104,976	1.0%
Monster Beverage Corp	1,504	102,618	1.0%
Duke Energy Corp	1,254	98,439	0.9%
Estee Lauder Cos Inc/The	709	95,687	0.9%
American Tower Corp	626	92,460	0.9%
Dominion Energy Inc	1,157	88,441	0.8%
Southern Co/The	1,813	81,784	0.8%
Casey’s General Stores Inc	663	80,296	0.7%
Dr Pepper Snapple Group Inc	661	78,890	0.7%
Simon Property Group Inc	462	75,477	0.7%
Exelon Corp	1,729	66,584	0.6%
Crown Castle International Corp	588	66,309	0.6%
Sprouts Farmers Market Inc	2,254	62,954	0.6%
American Electric Power Co Inc	866	59,563	0.6%
Clorox Co/The	411	58,235	0.6%
Molson Coors Brewing Co	661	55,537	0.5%
Equinix Inc	117	53,257	0.5%
Prologis Inc	780	50,786	0.5%
Brown-Forman Corp	701	48,579	0.5%
Sempra Energy	453	48,480	0.5%
Public Service Enterprise Group Inc	915	47,461	0.4%
Consolidated Edison Inc	550	44,198	0.4%
Public Storage	224	43,850	0.4%
Darden Restaurants Inc	452	43,324	0.4%
Weyerhaeuser Co	1,107	41,557	0.4%
Xcel Energy Inc	900	41,076	0.4%
Church & Dwight Co Inc	797	38,933	0.4%
PPL Corp	1,221	38,913	0.4%
PG&E Corp	910	38,611	0.4%
Domino’s Pizza Inc	173	37,515	0.4%
Eversource Energy	575	36,277	0.3%
Edison International	578	36,142	0.3%
Other	41,649	1,637,515	15.3%

Total		$10,566,603	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with GS Unconstrained Bond Custom Basket Short 1 as of January 31, 2018.

Security Description	Shares	Market Value as of 1/31/18	Percent of Basket’s Net Assets
GS Unconstrained Bond Custom Basket Short 1
Caterpillar Inc	3,970	$646,237	5.9%
Union Pacific Corp	4,105	548,018	5.0%
Louisiana-Pacific Corp	17,068	505,383	4.6%
Johnson Controls International plc	12,119	474,216	4.3%
General Motors Co	7,511	318,542	2.9%
CSX Corp	4,720	267,954	2.4%
Ford Motor Co	22,907	251,290	2.3%
Delta Air Lines Inc	3,947	224,071	2.0%
Norfolk Southern Corp	1,474	222,397	2.0%
Intel Corp	4,612	222,022	2.0%
Boise Cascade Co	4,740	210,693	1.9%
Southwest Airlines Co	3,365	204,592	1.9%
Cummins Inc	1,061	199,468	1.8%
Fluor Corp	3,150	191,205	1.7%
Masco Corp	4,240	189,358	1.7%
Jacobs Engineering Group Inc	2,702	187,681	1.7%
PACCAR Inc	2,345	174,843	1.6%
Mohawk Industries Inc	565	158,799	1.5%
DR Horton Inc	3,092	151,663	1.4%
Fortune Brands Home & Security Inc	2,070	146,825	1.3%
Aptiv PLC	1,547	146,779	1.3%
NVIDIA Corp	587	144,285	1.3%
American Airlines Group Inc	2,588	140,580	1.3%
AECOM	3,568	139,544	1.3%
PNC Financial Services Group Inc/The	864	136,529	1.2%
Quanta Services Inc	3,427	131,905	1.2%
AO Smith Corp	1,894	126,481	1.2%
Deltic Timber Corp	1,328	125,523	1.1%
Whirlpool Corp	668	121,189	1.1%
Newell Brands Inc	4,494	118,821	1.1%

Security Description	Shares	Market Value as of 1/31/18	Percent of Basket’s Net Assets
Lennar Corp	1,758	$110,156	1.0%
EMCOR Group Inc	1,331	108,184	1.0%
Allegion PLC	1,247	107,379	1.0%
Lennox International Inc	491	106,994	1.0%
Texas Instruments Inc	963	105,612	1.0%
United Continental Holdings Inc	1,538	104,307	1.0%
QUALCOMM Inc	1,465	99,986	0.9%
Broadcom Ltd	396	98,220	0.9%
NVR Inc	30	95,345	0.9%
Valmont Industries Inc	508	83,109	0.8%
Dycom Industries Inc	702	81,930	0.7%
BB&T Corp	1,469	81,074	0.7%
PulteGroup Inc	2,539	80,816	0.7%
BorgWarner Inc	1,165	65,543	0.6%
KBR Inc	3,193	64,946	0.6%
Toll Brothers Inc	1,366	63,628	0.6%
Garmin Ltd	1,006	63,318	0.6%
SunTrust Banks Inc	856	60,519	0.6%
Granite Construction Inc	907	60,488	0.6%
Kansas City Southern	533	60,298	0.6%
Other	58,275	2,416,105	22.2%

Total		$10,944,850	100.0%

COUNTRY BREAKDOWN *

January 31, 2018 (unaudited)

48.5%	United States
2.1%	United Kingdom
1.6%	Brazil
1.5%	Japan
1.4%	Mexico
1.3%	Malaysia
0.8%	Argentina
0.7%	Luxembourg
0.5%	France
0.4%	Canada
0.4%	Ireland
0.3%	Italy
0.3%	Netherlands
2.5%	Other
37.7%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Australia, Chile, Costa Rica, Denmark, Dominican Republic, Ecuador, Euro Zone, Gabon, Hong Kong, Hungary, Israel, Ivory Coast, Jamaica, Kuwait, Norway, Qatar, South Africa, Spain, Sweden, Switzerland, Trinidad & Tobago, Uruguay and Zambia.

AB Unconstrained Bond Fund

January 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$62,749,221		$1,413,813	#	$64,163,034
Collateralized Mortgage Obligations		– 0	–	36,704,841		– 0	–	36,704,841
Governments - Treasuries		– 0	–	28,631,806		– 0	–	28,631,806
Inflation-Linked Securities		– 0	–	18,956,744		– 0	–	18,956,744
Investment Companies.		11,992,026		– 0	–	– 0	–	11,992,026
Corporates - Investment Grade		– 0	–	7,398,585		– 0	–	7,398,585
Agencies		– 0	–	7,027,669		– 0	–	7,027,669
Emerging Markets - Corporate Bonds		– 0	–	3,492,278		52,260		3,544,538
Quasi-Sovereigns		– 0	–	2,827,231		– 0	–	2,827,231
Emerging Markets - Treasuries		– 0	–	2,728,231		– 0	–	2,728,231
Emerging Markets - Sovereigns		– 0	–	2,113,681		– 0	–	2,113,681
Governments - Sovereign Bonds		– 0	–	1,938,181		– 0	–	1,938,181
Options Purchased – Calls		– 0	–	1,538,091		– 0	–	1,538,091
Common Stocks		996,392		– 0	–	248,140		1,244,532
Bank Loans		– 0	–	– 0	–	1,089,694		1,089,694
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	777,676		777,676
Asset-Backed Securities		– 0	–	376,027		156,232		532,259
Local Governments - Regional Bonds		– 0	–	439,410		– 0	–	439,410
Whole Loan Trusts		– 0	–	– 0	–	407,273		407,273
Local Governments - US Municipal Bonds		– 0	–	122,050		– 0	–	122,050
Preferred Stocks		115,851		– 0	–	– 0	–	115,851
Options Purchased – Puts		– 0	–	26,020		– 0	–	26,020
Warrants		1,847		– 0	–	15,158		17,005
Short-Term Investments:
U.S. Treasury Bills		– 0	–	55,861,662		– 0	–	55,861,662
Governments - Treasuries		– 0	–	55,773,772		– 0	–	55,773,772
Investment Companies		4,611,681		– 0	–	– 0	–	4,611,681
Emerging Markets - Sovereigns		– 0	–	1,313,504		– 0	–	1,313,504
Time Deposits		– 0	–	677,376		– 0	–	677,376

Total Investments in Securities		17,717,797		290,696,380		4,160,246		312,574,423
Other Financial Instruments*:
Assets
Futures		3,495,454		270,059		– 0	–	3,765,513
Forward Currency Exchange Contracts		– 0	–	2,256,960		– 0	–	2,256,960
Centrally Cleared Credit Default Swaps		– 0	–	7,023,748		– 0	–	7,023,748
Centrally Cleared Interest Rate Swaps		– 0	–	5,910,933		– 0	–	5,910,933
Credit Default Swaps		– 0	–	2,684,091		– 0	–	2,684,091
Total Return Swaps		– 0	–	3,484,537		– 0	–	3,484,537
Variance Swaps		– 0	–	2,294		– 0	–	2,294
Liabilities
Futures		(1,331,769)		– 0	–	– 0	–	(1,331,769)
Forward Currency Exchange Contracts		– 0	–	(4,961,784)		– 0	–	(4,961,784)
Credit Default Swaptions Written		– 0	–	(726)		– 0	–	(726)
Interest Rate Swaptions Written		– 0	–	(1,426,570)		– 0	–	(1,426,570)
Currency Options Written		– 0	–	(218,024)		– 0	–	(218,024)
Centrally Cleared Credit Default Swaps		– 0	–	(8,998,890)		– 0	–	(8,998,890)
Centrally Cleared Interest Rate Swaps		– 0	–	(9,018,488)		– 0	–	(9,018,488)
Credit Default Swaps		– 0	–	(10,515,458)		– 0	–	(10,515,458)
Interest Rate Swaps		– 0	–	(63,806)		– 0	–	(63,806)
Total Return Swaps		– 0	–	(905,908)		– 0	–	(905,908)
Variance Swaps		– 0	–	(37)		– 0	–	(37)

Total^		$19,881,482		$276,219,311		$4,160,246		$300,261,039

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Emerging Markets - Corporate Bonds		Common Stocks		Bank Loans
Balance as of 10/31/17	$916,724		$ – 0	–	$163,347		$	– 0	–
Accrued discounts/(premiums)	4,287		– 0	–	– 0	–		163
Realized gain (loss)	91		– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/depreciation	256,673		11,056		84,793			59,176
Purchases	595,785		– 0	–	– 0	–		– 0	–
Sales	(287,365)		– 0	–	– 0	–		– 0	–
Reclassification	(72,382)		– 0	–	– 0	–		– 0	–
Transfers into Level 3	– 0	–	41,204		– 0	–		1,030,355
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 1/31/18	$1,413,813		$52,260		$248,140			$1,089,694

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$33,278		$11,056		$84,793			$59,176

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Whole Loan Trusts		Warrants
Balance as of 10/31/17	$1,007,164		$443,168		$1,038,518		$	– 0	–
Accrued discounts/(premiums)	513		18		727			– 0	–
Realized gain (loss)	(24,264)		5,139		(605,616)			– 0	–
Change in unrealized appreciation/depreciation	21,516		(3,336)		439,173			15,154
Purchases	– 0	–	84,000		– 0	–		4
Sales/Paydowns	(227,253)		(445,139)		(465,529)			– 0	–
Reclassification	– 0	–	72,382		– 0	–		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 1/31/18	$777,676		$156,232		$407,273			$15,158

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$21,516		$(150)		$(39,548)			$15,154

	Short Term Investments: Emerging Markets - Sovereigns			Total
Balance as of 10/31/17		$438,809		$4,007,730
Accrued discounts/(premiums)		207		5,915
Realized gain (loss)		8,199		(616,451)
Change in unrealized appreciation/depreciation		(6,705)		877,500
Purchases		– 0	–	679,789
Sales/Paydowns		(440,510)		(1,865,796)
Reclassification		– 0	–	– 0	–
Transfers into Level 3		– 0	–	1,071,559
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 1/31/18	$	– 0	–	$4,160,246	+

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18	$	– 0	–	$185,275

#	The Fund held securities with zero market value at period end.
+	There were de minimis transfers between Level 2 and Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2018. Securities priced by third party vendors and by brokers are excluded from the following table:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 1/31/18	Valuation Technique	Unobservable Input	Range/Weighted Average
Whole Loan Trusts	$407,273	Market Approach	Underlying NAV of the Collateral	$76.86/ N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significant impact the fait value measurement. Significant increase (decrease) in Underlying NAV of the Collateral in isolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,003	$90,880	$96,271	$4,612	$83

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2018